STOCKHOLDERS’ EQUITY - Employee Purchase Plan Narrative (Details)		1 Months Ended					3 Months Ended	12 Months Ended
	May 07, 2019 shares	Nov. 30, 2020 $ / shares	Jul. 31, 2020 $ / shares	May 31, 2020 $ / shares	Apr. 30, 2020 $ / shares	Feb. 29, 2020 $ / shares	Mar. 31, 2020 USD ($) employee	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2020 USD ($)	Nov. 30, 2018 USD ($)	Feb. 28, 2018 USD ($)	Nov. 30, 2016 USD ($)	Jul. 31, 2012 USD ($)
Stockholders Equity Note [Line Items]
Shares available for future awards under the stock-based compensation plans (in shares) | shares								17,000,000
Number of employees affected | employee							123
Cash dividends declared per common share (in dollars per share) | $ / shares		$ 0.245	$ 0.245	$ 0.245	$ 0.22	$ 0.22		$ 0.955	$ 0.850	$ 0.730
Cash dividends declared per common share annualized basis (in dollars per share) | $ / shares			$ 0.980	$ 0.980	$ 0.88	$ 0.88
Stock repurchase program, authorized amount | $															$ 2,000,000,000.0
Stock repurchase program, additional authorized amount | $											$ 1,500,000,000	$ 2,000,000,000.0	$ 1,500,000,000	$ 1,500,000,000
Purchases of common stock (in shares) | shares								6,300,000	16,500,000	35,800,000
Purchases of treasury stock | $								$ (500,000,000)	$ (1,247,000,000)	$ (2,475,000,000)
Remaining value available under stock repurchase programs | $								$ 1,900,000,000
Common stock in treasury
Stockholders Equity Note [Line Items]
Purchases of common stock (in shares) | shares								6,000,000	16,000,000	36,000,000
Purchases of treasury stock | $								$ (500,000,000)	$ (1,293,000,000)	$ (2,415,000,000)
ASR Agreement
Stockholders Equity Note [Line Items]
Stock repurchase program, authorized amount | $										$ 300,000,000
Purchases of common stock (in shares) | shares	600,000									3,600,000
Employee Stock Purchase Plan
Stockholders Equity Note [Line Items]
Employee purchase price, percent								85.00%
Authorized shares available for future awards under the stock-based compensation plans (in shares) | shares								10,000,000
Shares available for future awards under the stock-based compensation plans (in shares) | shares								2,000,000
Share issued, ESPP (in shares) | shares								700,000	700,000	800,000
Employee stock option
Stockholders Equity Note [Line Items]
Incremental compensation cost | $							$ 8,000,000